OTHER FINANCIAL DATA - DIVIDENDS AND LOANS 2 (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Significant Restrictions of Subsidiaries [Line Items]
RestrictedNetAssetsOfConsolidatedSubsidiaries	$ 7,600
RestrictedNetAssetsOfUnconsolidatedSubsidiaries	3,800
Mobile Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	$ 116
Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Subsidiary	91.00%
Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	$ 35
Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	81
Gasoductos De Chihuahua [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	11
Copper Mountain Solar 1 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	$ 9
Energia Sierra Juarez Wind Project [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	$ 10
Sempra Renewables Segment [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	$ 283
Cameron LNG JV [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	$ 3,500